Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2021	$—	$75	$75
Additions	—	—	—
Amortization for the year	—	(75)	(75)
Intangibles, December 31, 2022	$—	$—	$—
Additions	—	—	—
Amortization for the period	—	—	—
Intangibles, December 31, 2023	$—	$—	$—

Schedule of contract liabilities

		Amortization		Amortization
		for the year		for the year
	Balance of	ended	Balance of	ended	Balance of
	December 31,	December 31,	December 31,	December 31,	December 31,
(U.S. Dollars in thousands)	2021	2022	2022	2023	2023
Contract liabilities:
Unfavourable contract rights	$(2,169)	$1,518	$(651)	$651	$—
Total amortization income		$1,518		$651